Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Income (loss) before income taxes	$6,935	$(12,638)	$15,095	$(5,059)
Income tax benefit (expense)	(125)	(213)	(704)	(354)
Effective tax rate	(2)%	2%	(5)%	7%

Schedule of income tax expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Income tax benefit (expense) within Norwegian tonnage tax regime	$(108)	$(210)	$(678)	$(348)
Income tax benefit (expense) within UK	(17)	(3)	(26)	(6)
Income tax benefit (expense)	(125)	(213)	(704)	(354)
Effective tax rate	(2)%	2%	(5)%	7%